Income tax (credit)/expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax (credit)/expense
Summary of income tax expense

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	3,308	1,000	355
Deferred tax
PRC enterprise income tax previous years	—	(5,890)	—
Origination and reversal of temporary differences (Note 21)	(21,375)	(10,246)	23,371
Income tax (credit)/expense	(18,067)	(15,136)	23,726

Summary of taxation on the Groups loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax	(94,173)	(55,058)	(1,347)
Calculated at a taxation rate of 25%	(23,543)	(13,765)	(336)
Expenses not tax deductible	7,223	4,121	4,686
Utilisation of previously unrecognised tax losses	—	—	(4,580)
Reversal of deferred income tax	—	—	30,085
Tax losses not recognized	5,531	1,124	(6,131)
Difference in overseas tax rates	(400)	(364)	2
Over‑provision in respect of prior years	(6,878)	(6,252)	—
Income tax expense/(credit)	(18,067)	(15,136)	23,726